Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation

Packaging Corporation of America ("we", "us", "our", PCA" or the "Company") was incorporated on January 25, 1999. In April 1999, PCA acquired the containerboard and corrugated packaging products business of Pactiv Corporation ("Pactiv"), formerly known as Tenneco Packaging, Inc., a wholly owned subsidiary of Tenneco Inc. On October 25, 2013, PCA acquired Boise Inc. ("Boise"). For more information, see Note 3, Acquisitions. After the acquisition of Boise, we became a large diverse manufacturer of both packaging and paper products. We are headquartered in Lake Forest, Illinois, and we operate largely in the United States but also have operations in Europe, Mexico, and Canada. We have approximately 13,600 employees.

After the acquisition of Boise, we began reporting our business in three reportable segments: Packaging, Paper, and Corporate and Other. Our Packaging segment produces a wide variety of corrugated packaging products. The Paper segment manufactures and sells a range of papers, including communication-based papers, and pressure sensitive papers (collectively, white papers), and market pulp. Corporate and other includes support staff services and related assets and liabilities, transportation assets, and activity related to other ancillary support operations. For more information about our segments, see Note 19, Segment Information.

In these consolidated financial statements, certain amounts in prior periods' consolidated financial statements have been reclassified to conform with the current period presentation. In accordance with Accounting Standards Codification (“ASC”) 280, "Segment Reporting," we recast 2012 and 2011 segment information to conform with the current year presentation. For more information see Note 19, Segment Information. In addition, we reclassified amounts previously disclosed in "Corporate overhead" in the 2012 and 2011 Consolidated Statements of Income into "Selling, general, and administrative expenses" given that Corporate and Other is now disclosed separately in our segment information as discussed above. None of the reclassifications affected our results of operations, financial position, or cash flows.

The consolidated financial statements include the accounts of PCA and its majority-owned subsidiaries after elimination of intercompany balances and transactions. Boise's results are included in our results for the period of October 25, 2013, through December 31, 2013.